Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED WORLD INVESTMENT SERIES INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEDERATED INTERNATIONAL SMALL-MID COMPANY FUND

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER ISCAX)
CLASS C SHARES (TICKER ISCCX)
INSTITUTIONAL SHARES (TICKER ISCIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2019

On August 16, 2019, the Board of Directors of the Federated International Small-Mid Company Fund (the “Fund”) approved the following change:

“Effective October 31, 2019, the 2% redemption fee will be eliminated.”

Accordingly, effective as of October 31, 2019, all references to the redemption fee in the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are removed.
Federated International Small-Mid Company Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	FEDERATED INTERNATIONAL SMALL-MID COMPANY FUND

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER ISCAX)
CLASS C SHARES (TICKER ISCCX)
INSTITUTIONAL SHARES (TICKER ISCIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2019

On August 16, 2019, the Board of Directors of the Federated International Small-Mid Company Fund (the “Fund”) approved the following change:

“Effective October 31, 2019, the 2% redemption fee will be eliminated.”

Accordingly, effective as of October 31, 2019, all references to the redemption fee in the Fund's Summary Prospectus, Prospectus and Statement of Additional Information are removed.